Related party transactions - Related party transactions table (Details) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Pension plan
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		£ 3	£ 3	£ 3
Joint ventures
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		14	78	9
Purchases of goods and services, related party transactions		135	168	183
Amounts receivable		160	64	7
Amounts payable		0	84	96
Interest income		4	0	0
Dividends received		43	75	48
Associates
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		220	0	4
Purchases of goods and services, related party transactions		160	169	83
Amounts receivable		376	457	0
Amounts payable		17	27	7
Interest income		27	0	0
Dividends received		170	24	£ 24
Quadgas HoldCo Limited
Disclosure of transactions between related parties [line items]
Other income, sale of UK gas distribution business		54
Receivables due from associates		352	434
Quadgas HoldCo Limited | Associates
Disclosure of transactions between related parties [line items]
Dividends received		144	0
Nemo Link Limited
Disclosure of transactions between related parties [line items]
Receivables due from associates		130	£ 61
St William Homes LLP
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	£ 68	£ 5